UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   Form N-CSR

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6727
                                   --------

Dominion Funds, Inc.
--------------------
(Exact name of registrant as specified in charter)

1141 Custis Street, Alexandria, Virginia 22308
----------------------------------------------
(Address of principal executive offices)(Zip code)

Paul Dietrich, 1141 Custis Street, Alexandria, Virginia 22308
-------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 416-2053
                                                    --------------

Date of fiscal year end: June 30
                         -------

Date of reporting period: 07/01/04 - 12/31/04
                          -------------------

Item 1. Reports to Stockholders.

                                     [LOGO]
                                 SHEPHERD FUNDS

                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2004

SHEPHERD LARGE CAP GROWTH FUND
A SERIES OF DOMINION FUNDS, INC.
--------------------------------------------------------------------------------

Dear Fund Shareholders,

This document is the Fund's Semi-Annual Report as of December 31, 2004.

The SHEPHERD FUND ended the year 2004 down -1.9%. The SHEPHERD FUND slightly under-performed the DOW JONES INDUSTRIAL AVERAGE Index that was up only 3.2% for the year.

However, the FUND has substantially out-performed all the major indexes since the first of this year 2005.

This chart of the DOW in 2004 below vividly illustrates some of the difficulties investors faced last year.

                                [CHART OMITTED]

The SHEPHERD FUND'S investment strategy actively attempts to manage the risks posed by these stock market volatilities by increasing the cash in the FUND when the market is going down and by selling stocks within the FUND if they hit their "STOP-LOSS TARGET PRICES." When the stock market is going down, you never know whether it is going down just a few percentage points or more than 20%. No one knows this, so my policy is to cut losses quickly by increasing cash.

Because we never try to time the market, we simply follow the direction it is already going by watching several indexes, we always get out of the market a little late and get back in a little late. This sometimes costs a percentage point or two each time if the stock market movement changes direction quickly, like last year.

Normally this is not a problem if the market goes up and down once or even twice in the same year. However, when it goes up and down four times in the same year, as it did in 2004, the FUND will under-perform the market with our investment strategy discipline of cautious risk management. Luckily, stock markets like this only happen every 5 years or so.

In 2003, the SHEPHERD FUND was up +25.2%. Although the stock market started off slowly in January 2005, it now seems to be stabilizing and we have already made up the FUND'S very small 2004 losses. I believe the FUND will produce good gains this year.

Until then....
                                             Patience!

                                             Paul Dietrich
                                             Chief Investment Officer



   1613 DUKE STREET, ALEXANDRIA, VIRGINIA 22314 703/683-8575 FAX 703/683-9083

                       THE SHEPHERD LARGE CAP GROWTH FUND
                       Statement of Assets and Liabilities
                               December 31, 2004
                                   (unaudited)


Assets
------

Investments in securities, at value
   (identified cost $5,207,257)                                    $  5,493,610
Cash and cash equivalents                                             1,085,511
Receivables
     Securities sold                                                    274,756
     Dividends and interest                                               3,015
                                                                   ------------

TOTAL ASSETS                                                          6,856,892
                                                                   ------------

Liabilities
-----------

Payables
     Capital shares redeemed                                              3,413
     Securities purchased                                               889,556
     Investment advisory fee                                              9,474
     Administration fee                                                  11,642
                                                                   ------------

TOTAL LIABILITIES                                                       914,085
                                                                   ------------

NET ASSETS                                                         $  5,942,807
                                                                   ============

Analysis of Net Assets:
     Net capital paid in on shares of capital stock                $ 13,415,883
     Undistributed investment loss                                   (2,481,339)
     Undistributed net realized losses                               (5,278,092)
     Net unrealized appreciation                                        286,355
                                                                   ------------

                                                                   $  5,942,807
                                                                   ============

Capital shares outstanding                                            1,645,221

Net asset value and offering price per share
     Net asset value per share                                     $       3.61
                                                                   ============

     Offering price per share                                      $       3.79
                                                                   ============

See notes to financial statements.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                             Statement of Operations
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
                                   (Unaudited)

Investment loss
---------------

Investment income
     Dividends                                                        $  16,641
     Interest                                                             2,992
                                                                      ---------

Total investment income                                                  19,633
                                                                      ---------

Expenses
     Investment advisory fee                                             26,674
     Administration fee                                                  33,641
                                                                      ---------

Total expenses                                                           60,315
                                                                      ---------

Net investment loss                                                     (40,682)
                                                                      ---------

Realized loss and unrealized appreciation on investments
--------------------------------------------------------

Net realized loss on investments in securities                         (111,715)
Net change in unrealized appreciation
   of investments in securities                                         334,137
                                                                      ---------

Net gain on investments                                                 222,422
                                                                      ---------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                    $ 181,740
                                                                      =========

See notes to financial statements.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                      Schedule of Investments in Securities
                               December 31, 2004
                                   (unaudited)

COMMON STOCKS
                                                                                             Shares                Value
                                                                                            --------       ----------------------
Basic Materials                  18.20%
       Chemical Manaufacturing            8.09%             AIRGAS (a)                         4,520       $ 119,825
                                                            RPM INTERNATIONAL                 12,270       $ 241,228
                                                            SYNGENTA AG ADR                    5,600       $ 119,560
                                                                                                           ---------
                                                                                                                        $ 480,613

       Gold & Silver                      3.04%             NORTHERN DYNASTY (a)              37,500                    $ 181,875

       Misc. Fabricated Materials         1.97%             WATTS INDUSTRIES/A                 3,775                    $ 121,706

       Metal Mining                       5.10%             CAMECO CORP (a)                    2,890                    $ 302,882

Capital Goods                    16.58%
       Misc. Capital Goods                5.93%             AMERICAN STANDARD                  5,650       $ 233,458
                                                            WATSCO INC                         3,380       $ 119,044
                                                                                                           ---------
                                                                                                                        $ 352,502

       Aerospace                          3.88%             CERADYNE INC (a)                   4,385                    $ 250,866

       Construction                       6.77%             EAGLE MATERIALS INC                1,275       $ 110,096
                                                            TOLL BROTHERS INC                  4,255       $ 291,936
                                                                                                           ---------
                                                                                                                        $ 402,032

Consumer Cyclical                11.93%
       Appliances                         7.98%             BLACK & DECKER CORP                2,735       $ 241,583
                                                            JARDEN CORPORATION                 5,350       $ 232,404
                                                                                                           ---------
                                                                                                                        $ 473,987

       Auto & Truck Manufacturing         3.96%             INGERSOLL-RAND                     2,935                    $ 235,681

Energy-Oil & Gas                  1.48%                     TOTAL CO                           1,260                    $ 102,501

Financial                         7.86%
       Investment Services                7.23%             EMPIRE FINANCIAL HLD (a)         200,000       $ 198,000
                                                            FRANKLIN RESOURCES (a)             3,330       $ 231,935
                                                                                                           ---------
                                                                                                                        $ 429,935

       Misc. Financial Services           0.62%             WATERSIDE CAPITAL CO (a)           5,300                     $ 25,445

Health Care-Health Care           3.79%                     RENAL CARE GROUP (a)               6,430                    $ 231,416
       Facilities

Services                          9.28%
       Communication Services             3.88%             AMERICA MOVIL ADR (a)              4,880                    $ 255,468

       Real Estate                        1.92%             JONES LANG LASALLE (a)             3,025                    $ 113,165

       Recreational Activities            1.97%             SPEEDWAY MOTORSPORTS (a)           3,090                    $ 121,066

       Retail                             1.51%             AMERICAN EAGLE OUT (a)             2,375                    $ 111,863

Technology                       10.75%
       Electronic Instruments & Controls  3.90%             AMETEK INC (a)                     6,630                    $ 236,492

       Scientific Instruments             3.84%             BECKMAN COULTER INC (a)            3,420                    $ 229,106

       Semiconductors                     1.52%             MARVEL TECH GROUP (a)              3,350                    $ 118,825


See notes to financial statements.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                      Schedule of Investments in Securities
                               December 31, 2004
                                   (unaudited)
                                                                                             Shares               Value
                                                                                             -------       ----------------------
       Software                           1.49%             AUTODESK INC. (a)                  3,750                    $ 142,313

Transportation                    5.77%
                                          1.98%             GRUPO AEROPORTUARIO (a)            4,185                    $ 114,460

       Trucking                           3.79%             LANDSTAR SYSTEM INC                1,600       $ 117,824
                                                            YELLOW ROADWAY CORP                1,925       $ 107,242
                                                                                                           ---------
                                                                                                                        $ 225,066

Utilities-Natural Gas             3.90%                     QUESTAR CORP                       4,600                    $ 234,345
                                                                                                                        ---------

TOTAL INVESTMENTS
 IN SECURITIES                   89.54%
 (cost $5,207,257)                                                                                                     $5,493,610
                                                                                                                       ==========

       Notes: (a)  Presently non-income producing.
              (b)  Percentages are of net assets.


See notes to financial statements.


                       THE SHEPHERD LARGE CAP GROWTH FUND
                       Statement of Changes in Net Assets


                                                         Six months
                                                           ended          Year Ended
                                                        December 31,       June 30,
                                                           2004             2004
                                                        (Unaudited)
                                                        -----------    ------------
Change in net assets from operations
------------------------------------

Net investment loss                                     $   (40,682)   ($   68,759)
Net realized gain (loss) on investments in securities      (111,715)       804,433
Net change in unrealized appreciation on
   investments in securities                                334,137       (416,302)
                                                        -----------    -----------

Net increase (decrease) in net assets
   resulting from operations                                181,740        319,372

Distributions to shareholders from
----------------------------------

Net realized gains on investments in securities                  --             --

Capital share transactions - net                            770,810        932,038
--------------------------------                        -----------    -----------

Total increase in net assets                                952,549      1,251,410

Net assets
----------

Beginning of period                                       4,990,258      3,738,848
                                                        -----------    -----------

End of period (including undistributed
   investment loss of $2,492,000 and
   $2,451,318, respectively)                            $ 5,942,807    $ 4,990,258
                                                        ===========    ===========


See notes to financial statements.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                              Financial Highlights


                                               Six months
                                                 ended
                                              December 31,                          Year ended June 30,
                                                 2004
                                              (unaudited)       2004          2003         2002          2001           2000
                                              ------------   ---------     ---------     ---------     ---------     ---------
Per Share Data (1):

Net asset value, beginning of year             $    3.52     $    3.31     $    3.42     $    5.59     $   25.47     $   19.15
                                               ---------     ---------     ---------     ---------     ---------     ---------

Income (loss) from investment operations:

Net investment loss                                (0.03)         (.05)        (0.04)         (.08)         (.24)         (.48)

Net realized and unrealized gain
   (loss) on investments in securities              0.12          0.26         (0.07)        (2.09)        (9.93)        12.62
                                               ---------     ---------     ---------     ---------     ---------     ---------

Total income (loss) from investment
   operations                                       0.09          0.21         (0.11)        (2.17)       (10.17)        12.14
                                               ---------     ---------     ---------     ---------     ---------     ---------

Less distributions:

Distributions from net realized gains              --            --            --            --            (9.71)        (5.82)
                                               ---------     ---------     ---------     ---------     ---------     ---------

Net asset value, end of year                   $    3.61     $    3.52     $    3.31     $    3.42     $    5.59     $   25.47
                                               =========     =========     =========     =========     =========     =========

Total return                                        2.62%         6.34%        -3.22%       -38.82%       -53.85%        69.10%
                                               =========     =========     =========     =========     =========     =========

Ratios/Supplemental Data:

Net assets, end of year (in
   thousands)                                  $   5,943     $   4,990     $   3,739     $   3,615     $   6,994     $  17,903

Ratio of expenses to average
  net assets                                        1.13%         2.25%         2.25%         2.25%         2.25%         2.24%

Ratio of net investment loss to
   average net assets                              -0.76%         1.37%         1.33%         1.94%         2.03%         2.02%

Portfolio turnover rate                           167.01%       258.84%       235.79%        99.77%        19.96%       120.65%

(1) Per share information has been calculated using the average number of shares outstanding.
(2) Sales load is not reflected in total return. Total return is not annualized.


See notes to financial statements.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                          Notes to Financial Statements


Note 1  -   Nature of Business and Summary of Significant Accounting Policies
            -----------------------------------------------------------------

            Nature of Business:
            -------------------

            The Shepherd Large Cap Growth Fund (Fund) is a separate series of shares of common stock of Dominion Funds, Inc. (Company). The Company was incorporated in the state of Texas in June of 1992, and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is subject to various investment restrictions as set forth in the Statement of Additional Information. The investment objective of the Fund is capital appreciation. The Company may designate one or more series of common stock. The only series currently designated is the Fund. Each capital share in the Fund represents an equal proportionate interest in the net assets of the Fund with each other capital share in such series and no interest in any other series.

            Significant Accounting Policies:

            Use of Estimates
            ----------------

            The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of the assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

            Valuation of Securities
            -----------------------

            Securities are valued at the close of each business day. Securities traded on national securities exchanges or on the national market systems are valued at the last quoted sales price on the day of valuation. Securities for which representative market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.

            Security Transactions and Investment Income
            -------------------------------------------

            Security transactions are accounted for on the date the securities are purchased or sold. Realized security gains and losses from security transactions are reported on an identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                          Notes to Financial Statements


Note 1  -   Nature of Business and Summary of Significant Accounting Policies
            (continued)
            -----------------------------------------------------------------

            Cash
            ----

            Cash is held in a credit interest account at First Southwest Company, bearing interest at a variable rate.

            Income Taxes
            ------------

            The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income or excise tax provision is required.

            Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income or net realized gains may differ from their ultimate characterization for income tax purposes. At December 31, 2004, there were no material differences. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

            Distributions to Shareholders
            -----------------------------

            Dividends declared and paid from net investment income or net realized gains are recorded on the ex-dividend date.

Note 2  -   Distribution to Shareholders
            ----------------------------

            There were no distributions to shareholders for the six months ended December 31, 2004.

            At December 31, 2004, the Fund had accumulated undistributed net investment losses of $2,481,339 and accumulated undistributed net realized losses from investments in securities of $5,278,092.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                          Notes to Financial Statements


Note 3  -   Capital Share Transactions
            --------------------------

            As of December 31, 2004, there were 1,000,000,000 shares of $.001 par value capital stock authorized of which 200,000,000 shares are classified as the Fund's series; the balance is unclassified. As of December 31, 2004, capital paid-in aggregated $13,415,883.

            Transactions in shares of capital stock for the six months ended December 31, 2004 are as follows:

                                                       Shares      Amount
                                                    ----------   ----------
              Shares sold                              418,140   $1,416,637
              Shares issued in reinvestment
                 of dividends                               --           --
                                                    ----------   ----------

              Shares redeemed                          191,734      645,827
                                                    ----------   ----------
              Net increase                             226,406   $  770,810
                                                    ==========   ==========

Note 4  -   Securities Transactions
            -----------------------

            Purchases and sales of securities (excluding short-term obligations) aggregated $12,227,367 and $9,603,854, respectively, for the six months ended December 31, 2004. As of December 31, 2004, the net unrealized appreciation of securities was $286,355.

                       THE SHEPHERD LARGE CAP GROWTH FUND
                          Notes to Financial Statements


Note 5  -   Investment Advisory Fees and Transactions with Affiliates
            ---------------------------------------------------------

            The Fund has an Investment Advisory Agreement with Foxhall Capital Management, Inc. (Advisor) (formerly Nye, Parnell & Emerson Capital Management) to act as its investment advisor. The Advisor also serves as investment advisor to certain private accounts. The Advisor has no previous experience in advising a mutual fund, other than to advise the Fund since November 1, 1999. The Advisor provides the Fund with investment advice and recommendations, and supervises the purchase and sale of securities on behalf of the Fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. For such services, the Advisor receives an annual investment advisory fee equal to 1.0% of the Fund's average daily net assets, computed daily and paid on a monthly basis.

            The Fund has an Administration Agreement with Foundation Management, Inc. (Administrator). Pursuant to the Administration Agreement, the Administrator is responsible for the administration and overall management of the Fund. The Administrator pays all operating costs of the Fund, except the investment advisory fee and the administration fee, interest, taxes, the cost of brokerage incurred in connection with execution of securities transactions, litigation expenses and indemnification paid to advisors of the Fund and officers and directors of the Company. For such services, the Administrator receives an annual administration fee equal to 1.25% of the Fund's average daily net assets, computed daily and paid on a monthly basis.

            Certain directors and officers of the Company are also directors and officers of the Advisor and of the Administrator.

                                     [LOGO]
                                 SHEPHERD FUNDS

                             ADDITIONAL INFORMATION

Information about Directors

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the directors of the Fund is set forth below. The SAI includes additional information about the Fund's directors and is available, without charge, upon request by calling (800) 416 2053.


Interested Directors
--------------------

                                               Term of                                                                Other
                             Position        Office and                                                           Directorships
         Name,               Held with        Length of                   Principal Occupation(s)                    Held by
    Address and Age            Fund          Time Served                    During Past 5 Years                      Director
------------------------------------------------------------------------------------------------------------------------------------
Paul Dietrich                Chairman,      Indefinite term;   President and Managing Director of Eton Court             None
1613 Duke Street             President,     Director since     Asset Management, Ltd. ("Eton Court") (parent of
Alexandria, VA 22314         Director       2001; Chairman     Foxhall Capital Management, Inc., the Fund's
Age: 55                                     since 2002;        investment advisor) and President of Foundation
                                            President since    Management, Inc., the Fund's administrator (1999
                                            2003               - present);


Non-Interested Directors
------------------------

                                              Term of                                                                 Other
                             Position        Office and                                                           Directorships
         Name,               Held with        Length of                   Principal Occupation(s)                    Held by
    Address and Age            Fund          Time Served                    During Past 5 Years                      Director
------------------------------------------------------------------------------------------------------------------------------------
Douglas W. Powell            Director       Indefinite term;   Registered representative of New Investor World           None
4101 McEwen                                 Director since     Incorporated (2000 - present); COO/CFO NIW
Suite 110                                   1999               Holdings, Inc. (2002 - Present); CEO Rushmore
Dallas, TX 75244                                               Investment Management Corp. (2001 - 2002);
Age: 64                                                        Chairman and Chief Executive Officer of
                                                               Northstar Financial Group (1995 - 2001).

                                     [LOGO]
                                 SHEPHERD FUNDS

                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2004




  Investment Advisor               Transfer Agent            Distributor
  ------------------               --------------            -----------

Foxhall Capital Management, Inc.   Fund Services, Inc.      Cullum & Burks
    1613 Duke Street             8730 Stony Point Pkwy     Securities, Inc.
 Alexandria, VA 22314                 Suite 205             13355 Noel Road,
    (800) 416 2053                Richmond, VA 23235          Suite 1300,
                                    (800) 628 4077         One Galleria Tower
                                                            Dallas, TX 75240
                                                             (972) 755 0270


   Administrator              Independent Auditors          Legal Counsel
   -------------              --------------------          -------------

Foundation Management, Inc.     Brad A. Kinder, CPA          Frederick C.
 35955 Huntland Farm Road      400 Parker Square          Summers, III, P.C.
   Middleburg, VA 20117           Suite 250-K              Attorney at Law
     (800) 416 2053          Flower Mound, TX 75028       8235 Douglas Ave.,
                                                            Suite 1111
                                                          Dallas, TX 75225


     Officers                      Directors                  Custodian
     --------                      ---------                  ---------

  Paul Dietrich                  Paul Dietrich          First Southwest Company
Chairman, President                                     1700 Pacific, Suite 500
                                Douglas W. Powell           Dallas, TX 75201

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 as of March 10, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There has been no change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dominion Funds, Inc.

By: /S/ Paul Dietrich
    -----------------
Paul Dietrich, President

Date: March 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ Paul Dietrich
    -----------------
Paul Dietrich, Principal executive and principal financial officer

Date: March 10, 2005